Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 894,000
Previously Paid Amount	0.00
Total Fee Amount	123.46
Total Offset Amount	0.00
Net Fee	123.46
Narrative - Max Aggregate Offering Price	$ 894,000
Final Prospectus	true